UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-6259
                                    ----------------------

                               Stratus Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       6811 S. 27th Street, P.O. Box 82535
                             Lincoln, NE 68501-2535
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Jon C. Gross
                               Stratus Fund, Inc.
                       6811 S. 27th Street, P.O. Box 82535
                             Lincoln, NE 68501-2535
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 402-323-1846 or 888-769-2362
                                                    ----------------------------

Date of fiscal year end:      06/30/2007
                           -------------------

Date of reporting period:     03/31/2007
                           -------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
                               STRATUS FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2007

                                GROWTH PORTFOLIO

                                                 Percent of
  Shares            Common Stock - 98.00%        Net Assets      Fair Value
  ------            ---------------------        ----------      ----------

             Aerospace/Defense                      1.56%
             -----------------
  22,000     Honeywell International, Inc.                       $1,013,320

             Air Delivery & Freight Services        1.66%
             -------------------------------
  10,000     FedEx Corp.                                          1,074,300

             Apparel & Accessories                  3.08%
             ---------------------
  20,000     Coach, Inc.*                                         1,001,000
  12,000     VF Corp.                                               991,440
                                                                    -------
                                                                  1,992,440

             Beverages - Non Alcoholic              2.65%
             -------------------------
  27,000     Pepsico, Inc.                                        1,716,120

             Biotechnology                          0.55%
             -------------
   2,000     Amgen, Inc.*                                           111,760
   3,000     Genentech, Inc.*                                       246,360
                                                                    -------
                                                                    358,120

             Chemicals                              2.15%
             ---------
   4,000     Air Products & Chemicals, Inc.                         295,560
   6,000     Dow Chemical Co.                                       275,160
  13,000     Praxair, Inc.                                          818,480
                                                                    -------
                                                                  1,389,200

             Communications Equipment               1.64%
             ------------------------
  30,000     Cisco Systems, Inc.*                                   765,900
   7,000     Qualcomm, Inc.                                         298,620
                                                                    -------
                                                                  1,064,520

             Computers & Peripheral                 3.72%
             ----------------------
  40,000     EMC Corp.*                                             554,000
  18,000     Hewlett-Packard Co.                                    722,520
  12,000     International Business Machines Corp.                1,131,120
                                                                  ---------
                                                                  2,407,640

             Conglomerate                           2.55%
             ------------
   8,000     3M Co.                                                 611,440
  16,000     United Technologies Corp.                            1,040,000
                                                                  ---------
                                                                  1,651,440

             Consumer Goods                         3.05%
             --------------
  27,000     Newell Rubbermaid, Inc.                                839,430
  18,000     Procter & Gamble Co.                                 1,136,880
                                                                  ---------
                                                                  1,976,310

             Consumer Services                      0.80%
             -----------------
  15,000     Wate Management, Inc.                                  516,150

             Diversified Operations                 2.02%
             ----------------------
      12     Berkshire Hathaway, Inc.*                            1,307,880

             Drug Manufacturers                     1.02%
             ------------------
  11,000     Johnson & Johnson                                      662,860

             Electric Utilities                     0.85%
             ------------------
  27,000     Duke Energy Corp.                                      547,830

             Electrical Plant & Equipment           3.73%
             ----------------------------
  24,000     Emerson Electric Co.                                 1,034,160
  39,000     General Electric Co.                                 1,379,040
                                                                  ---------
                                                                  2,413,200

                               STRATUS FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2007

                                GROWTH PORTFOLIO

                                                 Percent of
  Shares                                         Net Assets      Fair Value
  ------                                         ----------      ----------
             Financial Services                    12.70%
             ------------------
  29,000     Citigroup, Inc.                                     $1,488,860
  17,000     Fiserv, Inc.*                                          902,020
   9,000     Franklin Resources, Inc.                             1,087,470
   4,000     Goldman Sachs Group, Inc.                              826,520
  27,000     Marsh & McLennan Companies, Inc.                       790,830
   6,000     Merrill Lynch & Co., Inc.                              490,020
  11,000     Morgan Stanley                                         866,360
   4,000     SLM Corp.                                              163,600
  46,000     US Bancorp                                           1,608,620
                                                                  ---------
                                                                  8,224,300

             Food                                   1.62%
             ----
  31,000     Sysco Corporation                                    1,048,730

             Gas Utilities                          1.38%
             -------------
  10,000     Questar Corp.                                          892,100

             Insurance - Healthcare                 2.94%
             ----------------------
  12,000     Aetna, Inc.                                            525,480
  26,000     Unitedhealth Group, Inc.                             1,377,220
                                                                  ---------
                                                                  1,902,700

             Insurance - Property & Casualty        2.18%
             -------------------------------
  21,000     American International Group, Inc.                   1,411,620

             Machine/Tools                          0.62%
             -------------
   6,000     Caterpillar, Inc.                                      402,180

             Manufacturing                          1.77%
             -------------
  16,000     Danaher Corp.                                        1,143,200

             Medical Technology & Supplies          6.08%
             -----------------------------
  14,000     Baxter International, Inc.                             737,380
  28,000     Dentsply, Inc.                                         917,000
  10,000     Medtronic, Inc.                                        490,600
  12,000     Quest Diagnostics, Inc.                                598,440
  18,000     Stryker Corporation                                  1,193,760
                                                                  ---------
                                                                  3,937,180

             Metals - Steel                         1.01%
             --------------
  10,000     Nucor Corp.                                            651,300

             Metals/Mining                          1.71%
             -------------
   4,000     Freeport McMoran Copper & Gold, Inc.                   264,760
  21,000     Peabody Energy Corp.                                   845,040
                                                                    -------
                                                                  1,109,800

             Multimedia                             1.25%
             ----------
  41,000     Time Warner, Inc.                                      808,520

             Oil                                    4.82%
             ----
   6,000     Apache Corporation                                     424,200
   8,000     Chevron Corp.                                          591,680
  14,000     ConocoPhillips                                         956,900
   8,000     Exxon Mobil Corp.                                      603,600
  11,000     Occidental Petroleum Corp.                             542,410
                                                                    -------
                                                                  3,118,790

             Oil & Gas Equipment & Services         0.82%
             ------------------------------
   8,000     Baker Hughes, Inc.                                     529,040

             Paper/Packaging                        1.39%
             ---------------
  14,000     Avery Denison Corp.                                    899,640

             Pharmaceuticals                        2.37%
             ---------------
  23,000     Abbott Laboratories                                  1,283,400
  10,000     Pfizer, Inc.                                           252,600
                                                                    -------
                                                                  1,536,000

                               STRATUS FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2007

                                GROWTH PORTFOLIO

                                                 Percent of
  Shares                                         Net Assets      Fair Value
  ------                                         ----------      ----------
             Restaurants                            1.62%
             -----------
  15,000     McDonald's Corp.                                      $675,750
  12,000     Starbucks Corp. *                                      376,320
                                                                    -------
                                                                  1,052,070

             Retailers - Apparel                    1.27%
             -------------------
  10,000     J C Penney Corporation, Inc.                           821,600

             Retailers - Other                      9.55%
             -----------------
   8,000     Autozone, Inc.*                                      1,025,120
  17,000     Best Buy Company, Inc.                                 828,240
  48,000     CVS Corp.                                            1,638,720
  14,000     Lowe's Companies, Inc.                                 440,860
  35,000     Staples, Inc.                                          904,400
  14,000     Walgreen Co.                                           642,460
  15,000     Wal-Mart Stores, Inc.                                  704,250
                                                                    -------
                                                                  6,184,050

             Science & Technology                   1.30%
             --------------------
  17,000     El DuPont de Nemours & Co.                             840,310

             Semiconductors                         2.13%
             --------------
  12,000     Linear Technology Corp.                                379,080
  20,000     QLogic Corp.*                                          340,000
  10,000     Texas Instruments, Inc.                                301,000
  14,000     Xilinx, Inc.                                           360,220
                                                                    -------
                                                                  1,380,300
             Software                               2.62%
             --------
  33,000     Microsoft Corp.                                        919,710
  43,000     Oracle Corp. *                                         779,590
                                                                    -------
                                                                  1,699,300

             Telecom Technology                     0.59%
             ------------------
  10,000     Verizon Communications, Inc.                           379,200

             Telephone Networks                     0.96%
             ------------------
  10,000     Alltel Corp.                                           620,000

             Tools                                  1.01%
             -----
   8,000     Black & Decker Corp.                                   652,960

             Transportation - Airlines              0.41%
             -------------------------
  18,000     Southwest Airlines, Inc.                               264,600

             Transportation - Road & Rail           2.20%
             ----------------------------
  14,000     Union Pacific Corp.                                  1,421,700

             Web Portals/ISP                        0.68%
             ---------------
  14,000     Yahoo!, Inc. *                                         438,060

  Shares          Other Securities - 2.75%
  ------          ------------------------
1,780,818    Federated U.S. Treasury Cash Reserves  2.75%         1,780,818
                                                                  ---------

             Total investments in securities
                 (cost $53,256,908)               100.75%       $65,241,398
             Cash                                  (0.17%)         (112,097)
             Other assets, less liabilities        (0.58%)         (378,195)
                                                  -------        -----------
             NET ASSETS                           100.00%       $64,751,106
                                                  =======        ===========

*Indicates nonincome-producing security

                               STRATUS FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2007

                           GOVERNMENT SECURITIES PORTFOLIO

Principal                                                Percent of
  Amount                                                 Net Assets  Fair Value
  ------                                                 ----------  ----------

             Government Agency Bonds                       32.98%
             -----------------------------------------
$2,000,000   Farmer Mac 5.00% due 7/15/11                            $2,043,174
 2,000,000   Federal Home Loan Bank  3.625%  due 11/14/08             1,960,678
 2,000,000   Federal Home Loan Bank 4.50% due 8/14/09                   994,172
 1,000,000   Federal Home Loan Bank 4.50% due 9/26/08                 1,984,430
 3,000,000   Federal Home Loan Bank 4.875% due 5/15/07                2,998,353
 1,000,000   Federal Home Loan Bank 5.375% due 6/14/13                1,025,256
 2,950,000   Federal Home Loan Mortgage  5.00%  due 9/17/07           2,946,602
 1,000,000   Federal Home Loan Mortgage  5.25%  due 4/18/16           1,018,557
 1,000,000   Federal Home Loan Mortgage  5.81% due 4/04/08            1,007,498
                                                                      ---------
                                                                     15,978,720

             Mortgage Backed Securities                    25.54%
             ---------------------------------------
 3,907,708   Federal Home Loan Mortgage Pool 4.00%  due 5/01/19       3,692,878
 1,060,053   Federal Home Loan Mortgage Pool 5.00%  due 2/01/18       1,048,638
   453,476   Federal Home Loan Mortgage Pool 5.00%  due 10/01/12        449,358
   444,928   Federal Home Loan Mortgage Pool 5.50%  due 9/01/17         446,951
   488,763   Federal Home Loan Mortgage Pool 5.50%  due 11/01/16        491,434
   245,789   Federal Home Loan Mortgage Pool 6.00%  due 3/01/17         250,156
   710,937   Federal National Mortgage Assn. Pool 4.50%  due 5/15/15    697,071
    75,628   Federal National Mortgage Assn. Pool 5.50%  due 3/01/17     76,000
   253,637   Federal National Mortgage Assn. Pool 6.00%  due 6/01/16    258,200
   275,475   Federal National Mortgage Assn. Pool 6.00%  due 12/01/16   280,431
   669,369   Government National Mortgage Assn. Pool 3.50%
                due 8/20/34                                             654,130
   524,474   Government National Mortgage Assn. Pool 4.00%
                due 8/20/32                                             528,876
 2,033,161   Government National Mortgage Assn. Pool 4.50%
                due 5/15/18                                           1,981,797
 1,560,220   Government National Mortgage Assn. Pool 5.00%
                due 11/15/33                                          1,520,673
                                                                      ---------
                                                                     12,376,593
              Treasury Notes/Bonds/Inflation
              Protected Securities                         25.99%
             ----------------------------------------
 1,000,000   US Treasury Note  3.125%  due 10/15/08                     976,523
 3,000,000   US Treasury Note  3.375%  due 9/15/09                    2,917,149
 2,500,000   US Treasury Note  4.625%  due 11/15/16                   2,492,675
 2,000,000   US Treasury Note  4.875%  due 10/31/08                   2,004,218
 2,000,000   US Treasury Note  5.125%  due 5/15/16                    2,067,890
 2,185,155   US Treasury Inflation Protected Security
               1.875% due 7/15/15                                     2,136,074
                                                                      ---------
                                                                     12,594,529

             Corporate Bonds                                9.20%
             ---------------
 1,500,000   Caterpillar 4.50% due 6/15/09                            1,482,405
 1,000,000   Glaxosmithkline 2.375% due 4/16/07                         998,968
 1,000,000   Home Depot 5.20% due 3/01/11                               998,957
 1,000,000   National City Bank Bond 4.50% due 3/15/10                  979,996
                                                                        -------
                                                                      4,460,326

    Shares   Other Securities                               5.62%
    ------   ----------------
 1,000,000   JP Morgan U.S. Treasury Money Market                     1,000,000
 1,725,041   Federated U.S. Treasury Cash Reserves                    1,725,041
                                                                      ---------
                                                                      2,725,041


             Total investments in securities
                 (cost $48,399,402)                        99.33%   $48,135,209
             Cash                                          (0.14%)      (68,908)
             Other assets, less liabilities                 0.81%       390,342
                                                            -----       -------
             TOTAL NET ASSETS                             100.00%   $48,456,643
                                                          =======   ===========

ITEM 2 - CONTROLS AND PROCEDURES

        An evaluation was performed by the officers of Stratus Fund, Inc. (the "Fund"), including the principal executive officer and principal financial officer, of the effectiveness and design of the Fund's disclosure controls and procedures. Based on that evaluation, which was conducted within 90 days of the filing date of this report, the Fund's principal executive officer and principal financial officer concluded that the Fund's disclosure controls and procedures were reasonably designed and effectively operate so as to insure that material information relating to the Fund is made known to management of the Fund, including the principal executive officer and principal financial officer. There have been no significant changes in the Fund's internal controls over financial reporting during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal controls over financial reporting.


ITEM 3 - EXHIBITS

Certifications - Attached hereto

SIGNATURES



Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Stratus Fund, Inc.


By  /s/ Jon C. Gross
  --------------------------------
        Jon C. Gross, President


Date  May 8, 2007



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By  /s/ Jon C. Gross
  --------------------------------
        Jon C. Gross, President


Date  May 8, 2007



By  /s/ Jeffrey S. Jewell
  --------------------------------
        Jeffrey S. Jewell,
        Vice President & Chief Financial Officer


Date  May 8, 2007